Stockholders' equity (Details) (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Changes in the number of shares of common stock issued and outstanding
Common stock, shares issued, beginning balance	1,004,571,464	1,004,535,364	1,004,443,364
Exercise of stock acquisition rights	65,200	36,100	92,000
Common stock, shares issued, ending balance	1,004,636,664	1,004,571,464	1,004,535,364
Unrealized gains (losses) on securities, net -
Unrealized holding gains (losses) arising during the period, Pre-tax	¥ (42,311)	¥ 74,501	¥ (105,145)
Unrealized holding gains (losses) arising during the period, Tax	12,996	(22,469)	40,198
Unrealized holding gains (losses) arising during the period, Net-of-tax	(25,445)	33,502	(48,207)
Less : Reclassification adjustment included in net income, Pre-tax	21,548	(1,896)	11,306
Less : Reclassification adjustment included in net income, Tax	(8,104)	661	(3,958)
Less : Reclassification adjustment included in net income, Net-of-tax	13,444	(1,235)	7,348
Unrealized gains (losses) on derivative instruments, net -
Unrealized holding gains (losses) arising during the period, Pre-tax	(662)	2,040	(2,988)
Unrealized holding gains (losses) arising during the period, Tax	52	(415)	1,059
Unrealized holding gains (losses) arising during the period, Net-of-tax	(610)	1,625	(1,929)
Less : Reclassification adjustment included in net income, Pre-tax	(785)	(566)	5,335
Less : Reclassification adjustment included in net income, Tax	(158)	489	(1,619)
Less : Reclassification adjustment included in net income, Net-of-tax	(943)	(77)	3,716
Pension liability adjustment, Pre-tax	3,164	45,767	(127,222)
Pension liability adjustment, Tax	(6,463)	(22,074)	51,527
Pension liability adjustment, Net-of-tax	(3,176)	23,720	(74,517)
Foreign currency translation adjustments -
Translation adjustments arising during the period, Pre-tax	(118,840)	4,583	(250,085)
Translation adjustments arising during the period, Tax	1,256	(22)	1,854
Translation adjustments arising during the period, Net-of-tax	(117,584)	4,561	(248,231)
Less : Reclassification adjustment included in net income, Pre-tax	(832)	2,289	534
Less : Reclassification adjustment included in net income, Tax	0	0	0
Less : Reclassification adjustment included in net income, Net-of-tax	(832)	2,289	534
Other comprehensive income (loss), Pre-tax	(138,718)	126,718	(468,265)
Other comprehensive income (loss), Tax	(421)	(43,830)	89,061
Other comprehensive income (loss), Net-of-tax	¥ (135,146)	¥ 64,385	¥ (361,286)